Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Property, plant and equipment	$ 39,544	$ 37,955
Accumulated depreciation	(7,627)	(7,379)
Property, plant and equipment, net	31,917	30,576
Current assets:
Cash and cash equivalents	191	98
Restricted funds	18	21
Accounts receivable, net of allowance for uncollectible accounts of $65 and $58, respectively	432	395
Income tax receivable	122	9
Unbilled revenues	512	433
Materials and supplies	110	112
Secured seller promissory note from the sale of the Homeowner Services Group	0	795
Other	324	328
Total current assets	1,709	2,191
Regulatory and other long-term assets:
Regulatory assets	1,176	1,132
Operating lease right-of-use assets	81	85
Goodwill	1,282	1,156
Other	288	302
Total regulatory and other long-term assets	2,827	2,675
Total assets	36,453	35,442
Capitalization:
Common stock ($0.01 par value; 500,000,000 shares authorized; 204,215,977 and 200,605,170 shares issued, respectively)	2	2
Paid-in-capital	9,140	8,642
Retained earnings	2,911	2,575
Accumulated other comprehensive income	8	6
Treasury stock, at cost (5,487,769 and 5,428,008 shares, respectively)	(396)	(388)
Total common shareholders' equity	11,665	10,837
Long-term debt	14,043	12,777
Redeemable preferred stock at redemption value	3	3
Total long-term debt	14,046	12,780
Total capitalization	25,711	23,617
Current liabilities:
Short-term debt	1,499	1,588
Current portion of long-term debt	446	1,479
Accounts payable	326	378
Accrued liabilities	555	830
Accrued taxes	84	134
Accrued interest	147	140
Other	212	198
Total current liabilities	3,269	4,747
Regulatory and other long-term liabilities:
Advances for construction	481	435
Deferred income taxes and investment tax credits	3,456	3,190
Regulatory liabilities	1,416	1,416
Operating lease liabilities	70	74
Accrued pension expense	152	167
Other	223	166
Total regulatory and other long-term liabilities	5,798	5,448
Contributions in aid of construction	1,675	1,630
Commitments and contingencies (See Note 11)
Total capitalization and liabilities	$ 36,453	$ 35,442